UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Edgemoor Investment Advisors, Inc.

Address:   7250 Woodmont Avenue
           Suite 315
           Bethesda, MD 20814


Form 13F File Number: 28-11064


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Paul P. Meehan
Title:  Compliance Officer
Phone:  301-543-8881

Signature,  Place,  and  Date  of  Signing:

/s/ Paul P. Meehan                 Bethesda, MD                       5/11/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             140

Form 13F Information Table Value Total:  $      395,519
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
-------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                                 VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
            NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
-------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
3M Co.                                 COM            88579Y101     9718   103941 SH       SOLE                103941      0    0
AES Trust III                          PFD            00808N202      825    16815 SH       SOLE                 16815      0    0
AGL Res                                COM            001204106      774    19431 SH       SOLE                 19431
AT&T Inc.                              COM            00206r102      355    11587 SH       SOLE                 11587      0    0
Amer Electric Power Co.                COM            025537101     1420    40398 SH       SOLE                 40398
American Express Co.                   COM            025816109    10485   231977 SH       SOLE                231977      0    0
Annaly Mortgage Management             COM            035710409     4604   263819 SH       SOLE                263819
Apartment Invest. & Mgt. Pfd. Y        PFD            03748R796      308    12300 SH       SOLE                 12300
Archer Daniels Midland Corp.           PFD            039483201     1238    27420 SH       SOLE                 27420
Ares Capital Corporation               COM            04010L103     3306   195060 SH       SOLE                195060
Atlantic Power Corp.                   COM            04878Q863      711    46967 SH       SOLE                 46967
Atmos Energy Corp.                     COM            049560105     1999    58635 SH       SOLE                 58635      0    0
Automatic Data Process.                COM            053015103    12422   242097 SH       SOLE                242097
Avon Products Inc.                     COM            054303102     2455    90800 SH       SOLE                 90800      0    0
BB&T Cap Trust VI Pfd Sec              PFD            05531B201      617    22100 SH       SOLE                 22100
BCE Inc.                               COM            05534B760      705    19406 SH       SOLE                 19406      0    0
Bank of America Corp. Prefered L       PFD            060505682      521      515 SH       SOLE                   515
Bank of New York                       COM            064058100      657    21995 SH       SOLE                 21995
Becton Dickinson Co                    COM            075887109     7395    92879 SH       SOLE                 92879      0    0
Berkshire Hathaway Inc. - A            COM            084670108      251        2 SH       SOLE                     2
Berkshire Hathaway Inc. - B            COM            084670702    16261   194436 SH       SOLE                194436
Biomed Realty Tr PFD A                 PFD            09063H206     2854   111738 SH       SOLE                111738
Boardwalk Pipeline Partners, LP        COM            096627104      318     9750 SH       SOLE                  9750      0    0
CSX Corp.                              COM            126408103      243     3093 SH       SOLE                  3093
Canadian Natural Resources Ltd.        COM            136385101      405     8190 SH       SOLE                  8190      0    0
CenterPoint Energy                     COM            15189T107      572    32548 SH       SOLE                 32548
Chevrontexaco Corp.                    COM            166764100     1075     9999 SH       SOLE                  9999
Cigna Corp.                            COM            125509109      392     8856 SH       SOLE                  8856      0    0
Cisco Systems Inc.                     COM            17275r102     6314   368149 SH       SOLE                368149      0    0
Citigroup Inc.                         COM            172967101       58    13103 SH       SOLE                 13103
Coca Cola Company                      COM            191216100      270     4075 SH       SOLE                  4075
Comcast Corp. 6.6% Pfd.                PFD            20030N507     1064    40860 SH       SOLE                 40860
Comcast Corp. 6.8% Pfd.                PFD            20030N408      727    28405 SH       SOLE                 28405      0    0
Comcast Corp. 7.0% Pfd.                PFD            20030N309      547    21250 SH       SOLE                 21250
Compass Minerals International         COM            20451N101     6221    66517 SH       SOLE                 66517
ConocoPhillips                         COM            20825C104      771     9650 SH       SOLE                  9650
Constellation Energy Preferred A       PFD            210387205      228     8580 SH       SOLE                  8580      0    0
Corts Provident Trust 1 Pfd.           PFD            22080X203      492    18830 SH       SOLE                 18830
Cross Timbers Royalty Trust            COM            22757R109     1185    25090 SH       SOLE                 25090      0    0
Danaher Corp. Del                      COM            235851102      680    13110 SH       SOLE                 13110
Devon Energy Corp.                     COM            25179M103    11267   122778 SH       SOLE                122778
Diageo PLC ADR                         COM            25243Q205    12069   158349 SH       SOLE                158349
Dominion Resources Inc.                COM            25746U109     2729    61048 SH       SOLE                 61048
DuPont Fabros Technology Inc.          PFD            26613Q205     1733    69177 SH       SOLE                 69177
Duke Energy Corp.                      COM            26441C105     2176   119885 SH       SOLE                119885
Eaton Vance Tax                        COM            27829F108      193    18250 SH       SOLE                 18250      0    0
Enbridge Energy Mgmt                   COM            29250X103     2927    46549 SH       SOLE                 46549      0    0
Enbridge Energy Ptrs. LP               COM            29250R106     1282    19832 SH       SOLE                 19832
Energy Transfer Equity L.P.            COM            29273V100      389     8650 SH       SOLE                  8650      0    0
Energy Transfer Partners               COM            29273R109     4636    89559 SH       SOLE                 89559
Enerplus Resources Fund                COM            292766102     1345    42473 SH       SOLE                 42473
Enterprise Products Pptns Lp           COM            293792107     2062    47892 SH       SOLE                 47892
Exelon Corp.                           COM            30161N101     5758   139619 SH       SOLE                139619
ExxonMobil Corp                        COM            30231G102    13448   159850 SH       SOLE                159850      0    0
Felcor Lodging Trust Inc. Pfd. A       PFD            31430F200     1749    64625 SH       SOLE                 64625      0    0
Felcor Lodging Trust Inc. Pfd. C       PFD            31430F507     1409    52322 SH       SOLE                 52322
Frontier Communications Corp.          COM            35906A108      200    24322 SH       SOLE                 24322
General Dynamics Corp.                 COM            369550108     2980    38925 SH       SOLE                 38925
General Electric Co.                   COM            369604103     8608   429348 SH       SOLE                429348      0    0
General Mills Inc.                     COM            370334104     2129    58261 SH       SOLE                 58261

                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
-------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                                 VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
            NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
-------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
Goldman Sachs Group Inc.               COM            38141G104      204     1285 SH       SOLE                  1285      0    0
Google Inc. Cl A                       COM            38259p508     5639     9610 SH       SOLE                  9610      0    0
Great Plains Energy Inc.               COM            391164100      668    33374 SH       SOLE                 33374
HSBC USA Inc. New Prf. G               PFD            40428H888      425    17600 SH       SOLE                 17600      0    0
HSBC USA, Inc. Preferred D             PFD            40428H706     1191    46493 SH       SOLE                 46493      0    0
Hersha Hospitality Trust Pfd. A        PFD            427825203      257    10350 SH       SOLE                 10350      0    0
Huaneng Power International            COM            443304100      775    32990 SH       SOLE                 32990
IShares Russell Midcap Value Index     COM            78464A417      212     4400 SH       SOLE                  4400
Intel Corp.                            COM            458140100     4134   204868 SH       SOLE                204868      0    0
Ishares Emerging Markets Fund          COM            464287234      517    10617 SH       SOLE                 10617      0    0
Ishares MSCI Japan Index Fund          COM            464286848     4747   460228 SH       SOLE                460228      0    0
Johnson & Johnson                      COM            478160104    10787   182058 SH       SOLE                182058      0    0
Kinder Morgan Energy Ptrs.             COM            494550106     3980    53715 SH       SOLE                 53715      0    0
Kinder Morgan Mgmt.                    COM            49455U100     6143    93653 SH       SOLE                 93653      0    0
LTC Properties, Inc. Preferred F       PFD            502175607      308    12244 SH       SOLE                 12244      0    0
Legg Mason Corp Unit                   PFD            524901303      943    28890 SH       SOLE                 28890      0    0
Linn Energy, LLC                       COM            536020100      389    10000 SH       SOLE                 10000      0    0
Lowe's Companies Inc.                  COM            548661107    10600   401053 SH       SOLE                401053      0    0
MFA Mortgage Investments Pfd. A        PFD            55272X201      373    14800 SH       SOLE                 14800      0    0
Magellan Midstream Partners LP COM     COM            559080106      332     5538 SH       SOLE                  5538      0    0
Markel Corp.                           COM            570535104      422     1019 SH       SOLE                  1019      0    0
Medtronic Inc.                         COM            585055106     2280    57952 SH       SOLE                 57952      0    0
Methanex Corp.                         COM            59151K108     1004    32139 SH       SOLE                 32139      0    0
Microsoft Corp.                        COM            594918104     9264   364880 SH       SOLE                364880      0    0
National Grid PLC ADR                  COM            636274300     3359    69914 SH       SOLE                 69914      0    0
Noble Corp.                            COM            H5833N103     6074   133150 SH       SOLE                133150      0    0
Novartis AG ADR                        COM            66987V109    12288   226089 SH       SOLE                226089      0    0
Nstar                                  COM            67019E107     1189    25693 SH       SOLE                 25693      0    0
Nustar Energy LP                       COM            67058H102      268     3946 SH       SOLE                  3946      0    0
Nuveen Floating Rate Income Fund       COM            67072T108     1125    91272 SH       SOLE                 91272      0    0
Oneok Inc.                             COM            682680103      457     6840 SH       SOLE                  6840      0    0
Owens & Minor                          COM            690732102      234     7200 SH       SOLE                  7200      0    0
P S Business Parks, Inc. PFD H         PFD            69360J875      298    11951 SH       SOLE                 11951      0    0
PNC Financial Services Group           COM            69350H202      465    18600 SH       SOLE                 18600      0    0
Penn West Energy Trust                 COM            707887105     1969    71068 SH       SOLE                 71068      0    0
Pepsico Inc.                           COM            713448108      642     9967 SH       SOLE                  9967      0    0
Pfizer Inc.                            COM            717081103     8361   411648 SH       SOLE                411648      0    0
Philip Morris International            COM            718172109      204     3108 SH       SOLE                  3108      0    0
Plains All American Pipeline Lp        COM            726503105      288     4525 SH       SOLE                  4525      0    0
Potomac Electric Pwr Co.               COM            713291102      530    28438 SH       SOLE                 28438      0    0
Procter & Gamble Co.                   COM            742718109    12194   197949 SH       SOLE                197949      0    0
Provident Energy Trust                 COM            74386V100     3032   327080 SH       SOLE                327080      0    0
Prudential Financial Inflation         PFD            744320409     1755    68169 SH       SOLE                 68169      0    0
Public Storage PFD M                   PFD            74460D232      448    17773 SH       SOLE                 17773      0    0
Public Storage Preferred G             PFD            74460D364      242     9560 SH       SOLE                  9560      0    0
Public Storage Prf K                   PFD            74460D273      264    10350 SH       SOLE                 10350      0    0
Range Resources Corporation            COM            75281A109     2709    46335 SH       SOLE                 46335      0    0
Royce Total Return Fund                COM            780905881      181    12968 SH       SOLE                 12968      0    0
SPDR Barclays Capital High Yield Bond  COM            78464A417     1528    37710 SH       SOLE                 37710      0    0
Santander Finance Preferred A          PFD            80281R888     1516    74498 SH       SOLE                 74498      0    0
Schlumberger Ltd.                      COM            806857108      302     3240 SH       SOLE                  3240      0    0
Spectra Energy                         COM            847560109     4079   150073 SH       SOLE                150073      0    0
Sun Hydraulics Corp.                   COM            866942105      738    17119 SH       SOLE                 17119      0    0
Sunstone Hotel Investors Pfd. A        PFD            867892200     1186    47990 SH       SOLE                 47990      0    0
TC Pipelines LP                        COM            87233q108      722    13885 SH       SOLE                 13885      0    0
Telefonica SA ADR                      COM            879382208     3723   147609 SH       SOLE                147609      0    0
Terex Corp.                            COM            880779103     6098   164646 SH       SOLE                164646      0    0
Thermo Fisher Scientific Inc.          COM            883556102     7881   141868 SH       SOLE                141868      0    0
Tupperware Corp.                       COM            899896104      577     9656 SH       SOLE                  9656      0    0
United Parcel Service - B              COM            911312106     9323   125443 SH       SOLE                125443      0    0

                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
-------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                                 VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
            NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
-------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
Unumprovident Corp.                    COM            91529Y106      475    18100 SH       SOLE                 18100      0    0
Vanguard Emerging Markets Stock ETF    COM            922042858      253     5167 SH       SOLE                  5167      0    0
Verizon Communications                 COM            92343v104     4093   106212 SH       SOLE                106212      0    0
Virginia Commerce Banccorp Inc.        COM            92778Q109      251    43805 SH       SOLE                 43805      0    0
Vodaphone Group ADR                    COM            92857W209      719    25001 SH       SOLE                 25001      0    0
Wal-Mart Stores Inc.                   COM            931142103     5347   102722 SH       SOLE                102722      0    0
Walgreen Company                       COM            931422109      348     8679 SH       SOLE                  8679      0    0
Weight Watchers Int'l.                 COM            948626106      923    13172 SH       SOLE                 13172      0    0
Wellpoint Inc.                         COM            94973V107     9514   136320 SH       SOLE                136320      0    0
Wells Fargo & Co.                      COM            949746101      353    11119 SH       SOLE                 11119      0    0
Wells Fargo & Co. Pfd A                PFD            949746804     4524     4370 SH       SOLE                  4370      0    0
Westar Energy Inc.                     COM            95709T100     1065    40300 SH       SOLE                 40300      0    0
Western Union Co.                      COM            959802109    10838   521795 SH       SOLE                521795      0    0
WisdomTree Emerging Markets            COM            97717W315    10457   171112 SH       SOLE                171112      0    0
WisdomTree International Large-Cap Div COM            97717W794      229     4795 SH       SOLE                  4795      0    0
WisdomTree Pacific ex-Japan Total Div  COM            97717W810      312     4575 SH       SOLE                  4575      0    0
Xcel Energy Inc.                       COM            98389B100     1568    65632 SH       SOLE                 65632      0    0
Zimmer Holdings Inc.                   COM            98956P102     1343    22191 SH       SOLE                 22191      0    0
iShares Barclay 1-3 Year Credit Bond   COM            464288646      300     2870 SH       SOLE                  2870      0    0
iShares S&P MidCap 400 Growth Index    COM            464287473      232     2100 SH       SOLE                  2100      0    0


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